CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Cash flows from operating activities
Net income	¥ 235,869	$ 36,530	¥ 207,657	¥ 106,151
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	28,327	4,387	25,594	26,206
Bad debt provision				1,296
Share-based compensation expenses/(benefit)	7,340	1,137	21,947	(369)
Loss from disposal of long-term assets	22	3	81	1,453
(Reversal)/provision for deferred taxes	118	18	1,727	(749)
Changes in operating assets and liabilities
Accounts receivable	30,165	4,672	(190,368)	(111,341)
Due from a related party-accounts receivable	60,000	9,293	(1,579)	33,094
Deposits, prepayments and other current assets	1,757	272	(15,923)	8,166
Commission payable	(45,380)	(7,028)	42,337	5,349
Commission payable-long term	(8,791)	(1,362)	(8,241)	(28,677)
Long-term prepayments	1,653	256
Investors' deposit	(116,123)	(17,985)	174,015	(14,091)
Income tax payable	3,254	504	1,465	49,450
Other payables and accrued liabilities	30,467	4,718	75,049	56,006
Due to related parties-other payables and accrued Liabilities	11,373	1,761	272	1,266
Commitments and contingencies	(1,300)	(201)
Net cash provided by operating activities	238,751	36,975	334,033	133,210
Cash flows from investing activities
Payment for office equipment, furniture and leasehold improvements	(8,418)	(1,304)	(11,945)	(10,441)
Payment for intangible assets	(3,603)	(558)	(2,938)	(2,761)
Proceeds from disposal of long-term assets	27	4	252	90
Purchases of equity investments	(1,000)	(155)
Acquisition of a subsidiary, net of cash acquired	(41,464)	(6,422)
Acquisition of buildings and properties	(232,039)	(35,937)
Cash effect of acquisition of VIEs' subsidiaries				15,239
Proceeds from disposal of a VIE's subsidiary to a third party				2,310
Collection of short-term loan receivables				14,179
Loans to related parties				(107,160)
Collection of loans lent to related parties				45,105
Net cash used in investing activities	(286,497)	(44,372)	(14,631)	(43,439)
Cash flows from financing activities
Proceeds from issuance of ordinary shares from IPO			180,677
Proceeds from shareholder investment			4,929
Repayment of loans borrowed from third parties	(1,000)	(155)		(6,983)
Proceeds from loans borrowed from related parties				2,028
Repayment of loans borrowed from related parties				(754)
Net cash provided by/(used in) financing activities	(1,000)	(155)	185,606	(5,709)
Effect of exchange rate changes	3,814	(3,231)	11,917	(4,420)
Net increase/ (decrease) in cash, cash equivalents and restricted cash	(44,932)	(10,783)	516,925	79,642
Cash, cash equivalents, and restricted cash at beginning of the year	705,310	109,179	188,385	108,743
Cash, cash equivalents, and restricted cash at end of the year	660,378	98,396	705,310	188,385
Reconciliation to amounts on consolidated balances sheets
Cash and cash equivalents	525,136	78,245	439,287	108,358
Restricted cash	135,242	20,151	266,023	80,027
Total cash, cash equivalents, and restricted cash	660,378		705,310	188,385
Supplemental disclosure of cash flow information
Income taxes paid	84,983	13,162	84,871	2,075
Non-cash transactions:
Net off consideration from capital reduction of a VIE with the amount due from the controlling shareholder of the VIE			¥ 195,000
Modification from a liability share-based compensation award to an equity share-based compensation award				6,530
Consideration payable related to business acquisition of a subsidiary	15,300	2,280		¥ 8,200
Liabilities assumed related to acquisition of buildings and properties	¥ 73,950	$ 11,019